Guarantor Subsidiaries - Net Investment (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity					$ 1,249				$ 1,193	$ 1,247	$ 1,249	$ 1,249	$ 1,193	$ 1,197
Net income	43	64	23	108	15	48	55	80	31	64	122	210	214	193
Net transfers to Valero										(731)		(222)	(151)	(221)
Additional paid-in capital (APIC)	395	0								395		0
Stock-based compensation expense										1
Other comprehensive income (loss)	(20)			(8)						(30)	1	10	(7)	24
Stockholders' equity	551	1,247				1,249				551		1,247	1,249	1,193
Parent Company
Stockholders' equity										0
Net income										20		0
Net transfers to Valero										395
Additional paid-in capital (APIC)	395									395
Adjustment to Additional Paid in Capital from Net Parent Investment										165
Stock-based compensation expense										1
Other comprehensive income (loss)										(30)		0
Stockholders' equity	551	0								551		0
Guarantor Subsidiaries
Stockholders' equity					861				807	866	861	861	807	823
Net income										34	75	127	101	100
Net transfers to Valero										155		(122)	(47)	(116)
Additional paid-in capital (APIC)	1,038									1,038
Other comprehensive income (loss)										0	0	0	0	0
Stockholders' equity	1,055	866				861				1,055		866	861	807
Non-Guarantor Subsidiaries
Stockholders' equity					388				386	381	388	388	386	374
Net income										38	47	83	113	93
Net transfers to Valero										301		(100)	(104)	(105)
Additional paid-in capital (APIC)	544									544
Adjustment to Additional Paid in Capital from Net Parent Investment										(165)
Other comprehensive income (loss)										0	1	10	(7)	24
Stockholders' equity	555	381				388				555		381	388	386
Intersegment Elimination [Member]
Stockholders' equity										0
Net income										(28)
Net transfers to Valero										(1,582)
Stockholders' equity	(1,610)									(1,610)
Consolidation, Eliminations
Net income										(28)		0
Additional paid-in capital (APIC)	(1,582)									(1,582)
Other comprehensive income (loss)										0		0
Stockholders' equity	(1,610)									(1,610)
Common Stock Par Value
Stockholders' equity										0
Issuance of stock at the separation and distribution										1
Stockholders' equity	1									1
Common Stock Par Value | Parent Company
Stockholders' equity										0
Issuance of stock at the separation and distribution										1
Stockholders' equity	1									1
Common Stock Par Value | Guarantor Subsidiaries
Stockholders' equity	0	0								0		0
Common Stock Par Value | Non-Guarantor Subsidiaries
Stockholders' equity	0	0								0		0
Common Stock Par Value | Consolidation, Eliminations
Stockholders' equity	0	0								0		0
Additional Paid-in Capital
Stockholders' equity										0
Issuance of stock at the separation and distribution										(1)
Adjustment to Additional Paid in Capital from Net Parent Investment										395
Stock-based compensation expense										1
Stockholders' equity	395									395
Additional Paid-in Capital | Parent Company
Stockholders' equity										0
Issuance of stock at the separation and distribution										(1)
Additional paid-in capital (APIC)	395									395
Stock-based compensation expense										1
Stockholders' equity	395									395
Additional Paid-in Capital | Guarantor Subsidiaries
Additional paid-in capital (APIC)	1,038									1,038
Stockholders' equity	1,038	0								1,038		0
Additional Paid-in Capital | Non-Guarantor Subsidiaries
Additional paid-in capital (APIC)	544									544
Stockholders' equity	544	0								544		0
Additional Paid-in Capital | Consolidation, Eliminations
Additional paid-in capital (APIC)	(1,582)									(1,582)
Stockholders' equity	(1,582)	0								(1,582)		0
Accumulated Other Comprehensive Income (Loss)
Stockholders' equity					155				162	165	155	155	162	138
Net income												0	0	0
Net transfers to Valero												0	0	0
Other comprehensive income (loss)										(30)		10	(7)	24
Stockholders' equity	135	165				155				135		165	155	162
Accumulated Other Comprehensive Income (Loss) | Parent Company
Stockholders' equity										0
Adjustment to Additional Paid in Capital from Net Parent Investment										165
Other comprehensive income (loss)										(30)
Stockholders' equity	135									135
Accumulated Other Comprehensive Income (Loss) | Guarantor Subsidiaries
Stockholders' equity					0				0		0	0	0	0
Net income												0	0	0
Net transfers to Valero												0	0	0
Other comprehensive income (loss)												0	0	0
Stockholders' equity	0	0				0				0		0	0	0
Accumulated Other Comprehensive Income (Loss) | Non-Guarantor Subsidiaries
Stockholders' equity					155				162	165	155	155	162	138
Net income												0	0	0
Net transfers to Valero												0	0	0
Adjustment to Additional Paid in Capital from Net Parent Investment										(165)
Other comprehensive income (loss)												10
Stockholders' equity	0	165				155				0		165	155	162
Accumulated Other Comprehensive Income (Loss) | Consolidation, Eliminations
Stockholders' equity	0	0								0		0
Net Parent Investment
Stockholders' equity					1,094				1,031	1,082	1,094	1,094	1,031	1,059
Net income										44		210	214	193
Net transfers to Valero										(731)		(222)	(151)	(221)
Adjustment to Additional Paid in Capital from Net Parent Investment										(395)
Other comprehensive income (loss)												0	0	0
Stockholders' equity	0	1,082				1,094				0		1,082	1,094	1,031
Net Parent Investment | Parent Company
Stockholders' equity										0
Net transfers to Valero										395
Adjustment to Additional Paid in Capital from Net Parent Investment										(395)
Stockholders' equity	0									0
Net Parent Investment | Guarantor Subsidiaries
Stockholders' equity					861				807	866	861	861	807	823
Net income										17
Net transfers to Valero										155		(122)	(47)	(116)
Adjustment to Additional Paid in Capital from Net Parent Investment										(1,038)
Other comprehensive income (loss)												0	0	0
Stockholders' equity		866				861						866	861	807
Net Parent Investment | Non-Guarantor Subsidiaries
Stockholders' equity					233				224	216	233	233	224	236
Net income										27
Net transfers to Valero										301		(100)	(104)	(105)
Adjustment to Additional Paid in Capital from Net Parent Investment										(544)
Other comprehensive income (loss)												0	0	0
Stockholders' equity		216				233						216	233	224
Net Parent Investment | Intersegment Elimination [Member]
Stockholders' equity										0
Net income										0
Net transfers to Valero										(1,582)
Adjustment to Additional Paid in Capital from Net Parent Investment										1,582
Retained Earnings
Stockholders' equity										0
Net income										20
Stockholders' equity	20									20
Retained Earnings | Parent Company
Stockholders' equity										0
Net income										20
Stockholders' equity	20									20
Retained Earnings | Guarantor Subsidiaries
Stockholders' equity										0
Net income										17
Stockholders' equity	17									17
Retained Earnings | Non-Guarantor Subsidiaries
Stockholders' equity										0
Net income										11
Stockholders' equity	11									11
Retained Earnings | Intersegment Elimination [Member]
Stockholders' equity										0
Net income										(28)
Stockholders' equity	$ (28)									$ (28)